Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

9. Property and equipment, net

Property and equipment consist of the following:

	December 31,	December 31,
	2021	2020
Building	$4,322,359	$4,322,359
Electronic devices	674,497	166,962
Office equipment, fixtures and furniture	71,865	77,498
Vehicle	237,705	232,269
Subtotal	5,306,426	4,799,088
Less: accumulated depreciation and amortization	(1,157,281)	(543,722)
Total	$4,149,145	$4,255,366

The depreciation expenses for the years ended December 31, 2021, 2020 and 2019 was $411,020, $ 268,233 and $100,474, respectively.